MANAGEMENT'S LIQUIDITY PLANS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net Income (Loss) Attributable To Parent	$ 9,363,166	$ 8,760,995	$ (109,023)	$ (8,053,110)	$ (15,058,274)	$ (13,582,159)
Working Capital Deficiency					3,100,000
Retained Earnings (Accumulated Deficit)	(130,028,326)		(130,028,326)		(129,919,303)	(114,861,029)
Assets	10,371,138		10,371,138		10,311,717	11,787,862
Stockholders' Equity Attributable To Parent	(12,356,162)		(12,356,162)		(14,983,682)	(17,871,280)	(10,597,865)
Proceed From Issuance Of Series E Convertible Preferred Stock and Warrants					250,000	1,062,500
Cash and Cash Equivalents, At Carrying Value	65,655	568,691	65,655	568,691	668,407	1,825,858	578,187
Estimated Proceeds From Issuance Of Preferred Stock					$ 437,500